Consolidated Statements of Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock To Be Issued [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Jun. 30, 2019	$ 10	$ 116,890	$ 214,007,203	$ 115,388		$ (213,633,853)	$ 605,638
Beginning balance, shares at Jun. 30, 2019	1,000	11,689,078
Issuance of Common Stock to accredited investors in private placements		$ 11,296	368,704	(33,000)			347,000
Issuance of Common Stock to accredited investors in private placements, shares		1,129,577
Common Stock to be issued for CloseComms transaction				955,466			955,466
Issuance of Common Stock for conversions of convertible promissory notes		$ 58,724	995,480				1,054,204
Issuance of Common Stock for conversions of convertible promissory notes, shares		5,872,362
Issuance of common stock for conversions of convertible promissory notes		$ 2,947	216,570	(82,388)			137,129
Issuance of common stock for conversions of convertible promissory notes, shares		294,654
Issuance of Common Stock for accrued services		$ 620	45,880				46,500
Issuance of Common Stock for accrued services, shares		62,000
Issuance of common stock for Board of Directors services		$ 110	(110)
Issuance of common stock for services related to private placements, shares		11,003
Restricted shares issued under employment contract		$ 1,158	148,448				149,606
Restricted shares issued under employment contract, shares		115,818
Warrants earned under employment contract			16,202,529				16,202,529
Other comprehensive income (loss)					113,070		113,070
Net income (loss)						(14,093,567)	(14,093,567)
Ending balance, value at Jun. 30, 2020	$ 10	$ 191,745	231,984,704	955,466	113,070	(227,727,420)	5,517,575
Ending balance, shares at Jun. 30, 2020	1,000	19,174,492
Issuance of common stock for vendor services		$ 2,000	4,820				6,820
Issuance of common stock for vendor services, shares		200,000
Stock-based compensation for restricted shares under employment agreement			10,737				10,737
Issuance of common stock for conversions of convertible promissory notes		$ 163,318	544,954				708,272
Issuance of common stock for conversions of convertible promissory notes, shares		16,331,766
Other comprehensive income (loss)					(121,163)		(121,163)
Net income (loss)						720,494	720,494
Issuance of common stock for exchange of warrants		$ 373,905	(220,604)				153,301
Issuance of common stock for exchange of warrants, shares		37,390,452
Ending balance, value at Sep. 30, 2020	$ 10	$ 730,968	232,324,611	955,466	(8,093)	(227,006,926)	6,996,036
Ending balance, shares at Sep. 30, 2020	1,000	73,096,710
Beginning balance, value at Jun. 30, 2020	$ 10	$ 191,745	231,984,704	955,466	113,070	(227,727,420)	5,517,575
Beginning balance, shares at Jun. 30, 2020	1,000	19,174,492
Issuance of Common Stock for conversions of convertible promissory notes							708,272
Net income (loss)							1,725,706
Ending balance, value at Dec. 31, 2020	$ 10	$ 757,635	233,264,147		(30,025)	(226,001,714)	7,990,053
Ending balance, shares at Dec. 31, 2020	1,000	75,763,376
Beginning balance, value at Jun. 30, 2020	$ 10	$ 191,745	231,984,704	955,466	113,070	(227,727,420)	5,517,575
Beginning balance, shares at Jun. 30, 2020	1,000	19,174,492
Issuance of Common Stock for conversions of convertible promissory notes		$ 207,169	1,389,719				1,596,888
Issuance of Common Stock for conversions of convertible promissory notes, shares		20,716,750
Issuance of Common Stock for exchange of warrants		$ 373,905	(220,604)				153,301
Issuance of Common Stock for exchange of warrants, shares		37,390,452
Issuance of common stock for CloseComms acquisition		$ 26,667	928,799	(955,466)
Issuance of common stock for CloseComms acquisition, shares		2,666,666
Issuance of common stock for vendor services		$ 14,221	183,146	63,700			261,067
Issuance of common stock for vendor services, shares		1,422,127
Issuance of Common Stock for note payable issuance		$ 4,500	117,000				121,500
Issuance of Common Stock for note payable issuance, shares		450,000
Stock-based compensation for restricted shares under employment agreement		$ 1,158	(32,395)				(31,237)
Stock-based compensation for restricted shares under employment agreements, shares		115.817
Cancellation of Common Stock of CEO		$ (33,521)	(462,585)				(496,106)
Cancellation of Common Stock of CEO, shares		(3,352,066)
Relative fair value of warrants issued with convertible promissory notes			3,047,493				3,047,493
Other comprehensive income (loss)					(124,596)		(124,596)
Net income (loss)						1,666,011	1,666,011
Ending balance, value at Jun. 30, 2021	$ 10	$ 785,844	236,935,277	63,700	(11,526)	(226,061,409)	11,711,896
Ending balance, shares at Jun. 30, 2021	1,000	78,584,238
Beginning balance, value at Sep. 30, 2020	$ 10	$ 730,968	232,324,611	955,466	(8,093)	(227,006,926)	6,996,036
Beginning balance, shares at Sep. 30, 2020	1,000	73,096,710
Issuance of common stock for CloseComms acquisition		$ 26,667	928,799	(955,466)
Issuance of common stock for CloseComms acquisition, shares		2,666,666
Stock-based compensation for restricted shares under employment agreement			10,737				10,737
Other comprehensive income (loss)					(21,932)		(21,932)
Net income (loss)						1,005,212	1,005,212
Ending balance, value at Dec. 31, 2020	$ 10	$ 757,635	233,264,147		(30,025)	(226,001,714)	7,990,053
Ending balance, shares at Dec. 31, 2020	1,000	75,763,376
Beginning balance, value at Jun. 30, 2021	$ 10	$ 785,844	236,935,277	63,700	(11,526)	(226,061,409)	11,711,896
Beginning balance, shares at Jun. 30, 2021	1,000	78,584,238
Issuance of common stock for vendor services		$ 5,454	142,226	(63,700)			83,960
Issuance of common stock for vendor services, shares		543,425
Stock-based compensation for restricted shares under employment agreement			19,466				19,466
Relative fair value of warrants issued with convertible promissory notes			125,252				125,252
Other comprehensive income (loss)					13,059		13,059
Net income (loss)						293,761	293,761
Ending balance, value at Sep. 30, 2021	$ 10	$ 791,278	237,222,221		1,533	(225,767,648)	12,247,394
Ending balance, shares at Sep. 30, 2021	1,000	79,127,663
Beginning balance, value at Jun. 30, 2021	$ 10	$ 785,844	236,935,277	63,700	(11,526)	(226,061,409)	11,711,896
Beginning balance, shares at Jun. 30, 2021	1,000	78,584,238
Issuance of Common Stock for conversions of convertible promissory notes							666,625
Issuance of common stock for conversions of convertible promissory notes, shares		25,000,000
Restricted shares issued under employment contract							30,000
Net income (loss)							194,203
Ending balance, value at Dec. 31, 2021	$ 10	$ 816,278	237,890,249	30,000	3,106	(225,867,206)	12,872,437
Ending balance, shares at Dec. 31, 2021	1,000	81,627,663
Beginning balance, value at Sep. 30, 2021	$ 10	$ 791,278	237,222,221		1,533	(225,767,648)	12,247,394
Beginning balance, shares at Sep. 30, 2021	1,000	79,127,663
Stock-based compensation for restricted shares under employment agreement			26,403				26,403
Issuance of common stock for conversions of convertible promissory notes		$ 25,000	641,625				666,625
Issuance of common stock for conversions of convertible promissory notes, shares		2,500,000
Issuance of common stock for Board of Directors services				30,000			30,000
Other comprehensive income (loss)					1,573		1,573
Net income (loss)						(99,558)	(99,558)
Ending balance, value at Dec. 31, 2021	$ 10	$ 816,278	$ 237,890,249	$ 30,000	$ 3,106	$ (225,867,206)	$ 12,872,437
Ending balance, shares at Dec. 31, 2021	1,000	81,627,663